UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07443

Name of Registrant:	Vanguard Whitehall Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1:	Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (95.5%)
Australia (5.6%)
	Computershare Ltd.	1,456,210	11,946
	Sonic Healthcare Ltd.	1,199,408	11,699
*	Iluka Resources Ltd.	3,821,269	10,063
	Boral Ltd.	2,364,545	9,850
^	John Fairfax Holdings Ltd.	7,703,094	9,461
*	James Hardie Industries NV	1,942,805	8,412
	Mirvac Group	7,846,257	8,272
	Ansell Ltd.	965,006	7,462
	Downer EDI Ltd.	976,441	5,271
	Transpacific Industries Group Ltd.	3,495,150	3,539
	Elders, Ltd.	9,133,957	2,913
			88,888
Austria (2.0%)
	Andritz AG	220,000	9,654
	Kapsch TrafficCom AG	280,000	8,643
	Schoeller-Bleckmann Oilfield Equipment AG	180,000	6,418
	Rosenbauer International AG	160,000	6,194
			30,909
Belgium (0.6%)
^	EVS Broadcast Equipment SA	85,500	4,959
*	Telenet Group Holdings NV	180,000	4,130

			9,089
Brazil (1.5%)
	Redecard SA	1,127,202	16,778
	Localiza Rent a Car SA	535,000	4,301
	Lojas Americanas SA Pfd.	500,000	2,787

			23,866
Canada (1.4%)
	Niko Resources Ltd.	304,158	21,430

China (3.9%)
*,^	China Insurance International Holdings Co., Ltd.	2,704,000	8,140
	China Everbright Ltd.	2,608,000	8,131
	Shenzhen Expressway Co. Ltd.	13,604,000	6,889
*	China Mengniu Dairy Co., Ltd.	2,847,000	6,799
	Belle International Holdings Ltd.	5,641,000	5,698
	CITIC Pacific Ltd.	1,841,000	5,235
	Poly Hong Kong Investment Ltd.	5,672,000	5,108
*,^	China Zhongwang Holdings Ltd.	3,120,400	4,179
	China Resources Gas Group Ltd.	4,150,195	3,474
^	Sinofert Holdings, Ltd.	4,922,000	2,686
*	Sohu.com Inc.	41,256	2,524
*	China Southern Airlines Co. Ltd.	6,448,000	2,312

			61,175
Denmark (0.6%)
	Trygvesta A/S	80,000	5,388

*	Topdanmark A/S	30,000	4,095

			9,483
Finland (0.4%)
	F-Secure Oyj	1,080,000	4,004
	Elisa Oyj Class A	160,000	2,937

			6,941
France (6.5%)
^	Groupe Bourbon SA	460,000	19,334
^	Saft Groupe SA	461,372	18,030
*	Alten	580,000	11,247
	Ipsen Promesses	220,000	10,124
*	Store Promesses	390,000	7,652
	Sword Group	250,000	6,742
	Virbac SA	70,459	6,429
	Rubis	78,439	6,382
*	Meetic	151,000	4,820
*	Seloger.com	130,642	4,198
	Ipsos	100,000	2,609
	Neopost SA	27,000	2,299
*,^	Easydentic	104,133	1,216
*	Boursorama	125,570	1,160

			102,242
Germany (6.5%)
	Rheinmetall AG	400,000	19,444
	MTU Aero Engines Holdings AG	390,000	14,180
	Bilfinger Berger AG	240,000	12,592
	Grenkeleasing AG	310,438	11,057
	Wirecard AG	460,000	4,940
	Tognum AG	320,000	4,456
*	MorphoSys AG	183,488	4,263
*	United Internet AG	330,000	4,203
	Hawesko Holding AG	154,339	4,068
	Bauer AG	97,000	3,491
	GFK SE	150,000	3,467
	Demag Cranes AG	135,000	3,342
^	Gerresheimer AG	130,000	2,904
*	Centrotherm Photovoltaics AG	53,000	2,733
	ElringKlinger AG	94,000	1,807
	Symrise AG	100,000	1,607
*	XING AG	24,540	995
	Medion AG	64,169	733
*	Air Berlin PLC	147,000	706
	CTS Eventim AG	13,839	566
	Tipp24 SE	19,375	551

			102,105
Greece (0.7%)
	Jumbo S.A.	415,000	4,523
	Alapis Holding Industrial and Commercial SA	2,500,000	3,536
	Eurobank Properties Real Estate Investment Co.	120,666	1,314
	Aegean Airlines	198,496	1,194

			10,567
Hong Kong (1.6%)
	MTR Corp.	1,750,000	6,339

	Kerry Properties Ltd.	1,090,000	5,611
^	Dah Sing Banking Group Ltd.	4,030,000	4,629
	Kingboard Chemical Holdings Ltd.	990,500	3,136
*	Beijing Enterprises Water Group Ltd.	14,756,000	3,101
	Citic 1616 Holdings Ltd.	11,641,000	2,849

			25,665
India (0.4%)
	Shriram Transport Finance Co., Ltd.	1,000,000	6,401

Indonesia (1.1%)
	PT Bank Rakyat Indonesia Tbk	9,487,000	6,971
	PT Indocement Tunggal Prakarsa Tbk (Local)	6,901,500	6,458
	PT Bank Central Asia Tbk	11,011,000	4,177

			17,606
Ireland (0.5%)
	DCC PLC	350,000	7,486

Italy (3.5%)
	Azimut Holding SpA	2,150,000	22,988
*	Compagnie Industriali Riunite SpA	8,100,000	15,330
	ACEA SpA	800,000	9,107
*	Natuzzi SpA-Sponsored ADR	1,574,039	2,991
	Buzzi Unicem SpA	261,044	2,234
	Zignago Vetro SpA	420,861	2,148

			54,798
Japan (22.4%)
	Musashi Seimitsu Industry Co., Ltd.	837,100	16,502
	Nabtesco Corp.	1,455,000	16,460
	Nifco Inc.	794,200	14,474
	Obic Co., Ltd.	78,580	13,389
^	Nichi-Iko Pharmaceutical Co., Ltd.	374,400	12,409
	Chugoku Marine Paints, Ltd.	1,834,000	12,406
	Exedy Corp.	510,100	11,987
	ARCS Co. Ltd.	820,900	11,653
	Trusco Nakayama Corp.	663,700	10,531
	Nippon Thompson Co., Ltd.	2,094,000	10,048
	Nitta Corp.	662,900	9,922
	Miura Co., Ltd.	391,100	9,411
*	Tokai Tokyo Securities Co. Ltd.	2,564,000	9,353
^	Modec, Inc.	542,300	9,321
	H.I.S Co., Ltd.	432,400	8,843
^	Union Tool Co.	316,700	8,742
	Shinmaywa Industries, Ltd.	2,344,000	8,537
	Tsuruha Holdings, Inc.	266,800	8,414
	Nihon Parkerizing, Co., Ltd.	714,000	8,147
^	Takasago International Corp.	1,466,000	7,882
	Lintec Corp.	404,800	7,870
	Glory Ltd.	380,900	7,826
	Daido Steel Co., Ltd.	1,819,000	7,500
	Dowa Mining Co., Ltd.	1,591,000	7,233
*,^	Moshi Moshi Hotline Inc.	376,900	7,180
	Aica Kogyo Co., Ltd.	744,200	7,139
	Tsumura & Co.	218,300	7,044

	The Tokyo Tomin Bank, Ltd.	343,900	6,416
	NEC Systems	481,200	6,176
	JSP Corp.	777,400	5,963
	Nishimatsuya Chain Co., Ltd.	527,800	5,384
	Tsutsumi Jewerly Co., Ltd.	263,000	5,287
	Sumida Corp.	797,400	5,205
	Seven Bank, Ltd.	1,906	4,965
	Hisaka Works, Ltd.	459,000	4,925
	Daihatsu Deisel MFG, Co., Ltd.	780,000	4,855
*	Kuroda Electric Co. Ltd.	301,400	4,124
	Nidec Copal Corp.	374,700	4,028
	NAFCO Co., Ltd.	235,200	3,877
	Koito Manufacturing Co., Ltd.	260,000	3,793
	ICOM Inc.	160,900	3,451
	Ryosan Co., Ltd.	120,200	3,079
	Sumitomo Osaka Cement Co., Ltd.	1,604,000	3,042
	Fujikura Kasei Co., Ltd.	527,900	2,797
*	The Minato Bank, Ltd.	968,000	1,375
	DC Co., Ltd.	446,500	1,339
	Nishio Rent All Co. Ltd.	149,600	1,291
	Furukawa-Sky Aluminum Corp.	595,000	1,058
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	731,000	167

			352,820
Netherlands (4.4%)
	Fugro NV	400,540	17,988
	SBM Offshore NV	873,188	16,716
	Koninklijke Ten Cate NV	670,000	12,695
^	Arcadis NV	585,000	11,037
	Imtech NV	267,000	5,679
*,^	Smartrac NV	240,000	4,063
	Exact Holding NV	44,875	1,179

			69,357
New Zealand (1.1%)
	Fletcher Building Ltd.	2,559,956	12,138
	Fisher & Paykel Healthcare Corp. Ltd.	2,222,471	4,775

			16,913
Norway (0.5%)
*,^	Stepstone ASA	3,991,994	4,555
*,^	Pronova BioPharma AS	1,280,000	3,993

			8,548
Philippines (0.9%)
	Semirara Mining, Corp.	10,814,500	8,866
	Aboitiz Equity Ventures Inc.	37,949,000	5,440

			14,306
Singapore (2.4%)
	Singapore Exchange Ltd.	1,024,000	6,193
	Wing Tai Holdings Ltd.	5,113,000	6,139
	SMRT Corp. Ltd.	4,756,000	5,613
^	Yanlord Land Group Ltd.	2,722,000	5,064
	ComfortDelGro Corp. Ltd.	3,265,000	3,513
	Sembcorp Industries Ltd.	1,500,000	3,339
^	Olam International Ltd.	1,869,000	3,294
^	Suntec REIT	3,949,000	2,986

^	Singapore Airport Terminal Services Ltd.	951,000	1,386

			37,527
South Korea (0.9%)
	Hite Brewery Co., Ltd.	24,625	3,425
	Yuhan Corp.	20,100	3,188
	Daegu Bank	276,110	3,146
	Samsung Corp.	68,900	2,600
	DC Chemical Co., Ltd.	11,484	1,979

			14,338
Spain (2.3%)
	Red Electrica de Espana SA	295,000	13,848
	Enagas SA	500,000	9,886
	Bolsas y Mercados Espanoles	269,000	8,705
^	Laboratorios Farmaceuticos Rovi SA	278,000	2,734
*	Baron de Ley, SA	13,616	548

			35,721
Sweden (2.0%)
	Swedish Match AB	1,200,000	22,876
	Saab AB	700,000	7,956

			30,832
Switzerland (7.7%)
	Helvetia Patria Holding AG	63,000	17,599
	Schweizerhall Holding AG	95,000	16,730
	Bank Sarasin & Cie AG	450,000	14,666
	BKW FMB Energie AG	160,000	12,378
	Sika Finanz AG (Bearer)	10,000	11,956
	Mobilezone Holding AG	1,370,000	9,162
	Banque Cantonale Vaudoise (BCV)	18,000	6,356
	Kuoni Reisen Holding AG (Registered)	20,000	6,034
	Partners Group Holdings AG	55,000	5,794
*	Dufry AG	144,471	5,624
*	Temenos Group AG	270,000	5,418
	Bucher Industries AG	34,000	3,719
	Compagnie Financiere Tradition	17,790	2,323
	Valora Holding AG	11,387	2,320
*	Aryzta AG (Switzerland Shares)	51,602	1,802

			121,881
Taiwan (0.2%)
	Hung Poo Real Estate Development Corp.	2,807,000	3,608

United Kingdom (13.9%)
	Carillion PLC	4,050,000	17,612
*	Premier Oil PLC	695,504	14,368
	WS Atkins PLC	1,000,000	10,633
	SIG PLC	5,138,582	10,445
	Inchcape PLC	21,795,560	10,014
	J.D. Wetherspoon PLC	1,300,000	9,817
	Meggitt PLC	3,135,875	9,465
	Babcock International Group PLC	1,200,000	9,436
	Ultra Electronics Holdings PLC	450,000	8,578
	Goldshield Group PLC	1,425,601	8,090
	Paragon Group Co. PLC	4,517,291	7,869
	William Hill PLC	2,100,082	6,432

*	Informa PLC	1,391,773	5,567
*	CSR PLC	750,000	5,350
	The Go-Ahead Group PLC	253,964	5,103
*	Leo Capital PLC	6,150,108	5,038
	Dechra Pharmaceuticals PLC	683,982	4,971
	Homeserve PLC	200,000	4,592
	Speedy Hire PLC	7,485,400	4,376
	Wellstream Holdings PLC	450,000	4,093
	Headlam Group PLC	900,000	3,881
	HMV Group PLC	1,959,794	3,569

	PV Crystalox Solar PLC	2,500,000	3,404
	Eco Animal Health Group PLC	1,446,693	3,379
*	Gulfsands Petroleum, PLC	1,105,645	3,272

	Derwent London PLC	200,000	3,225
	Booker Group PLC	5,500,000	3,213
	Millennium & Copthorne Hotels PLC	610,632	2,851
	National Express Group PLC	500,000	2,822
	RM PLC	1,000,000	2,758
	Investec PLC	400,000	2,703
*	Telecom Plus PLC	500,000	2,349
	The Future Network PLC	7,200,000	2,254
*	AEA Technology PLC	3,854,276	2,020
	Alexon Group plc	2,259,341	1,885
	John Wood Group PLC	400,000	1,782
	Forth Ports PLC	102,658	1,689
	Nestor Healthcare Group PLC	3,520,445	1,614
*	Chrysalis Group PLC	1,400,000	1,397
	Hunting PLC	200,000	1,392
	Devro PLC	638,646	1,096
	Helphire Group PLC	1,601,852	991
*	Findel PLC Rights Exp. 8/10/09	3,840,000	978
	Findel PLC	1,600,000	944
	Victrex PLC	73,395	799
	Record PLC	583,333	716
	Chesnara PLC	60,329	156
*	Pinnacle Staffing Group PLC	723,983	36
*	I-Mate PLC	2,100,000	4
*	Carter & Carter Group PLC	129,770	—

			219,028

Total Common Stocks (Cost $1,478,666)				1,503,530
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (6.9%)
Money Market Fund (6.9%)
[1,2]	Vanguard Market Liquidity Fund (Cost $109,102)	0.335%	109,102,058	109,102

Total Investments (102.4%) (Cost $1,587,768)	1,612,632
Other Assets and Liabilities-Net (-2.4%)[2]	(38,107)
Net Assets (100%)	1,574,525

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $36,824,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $37,999,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

International Explorer Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $1,587,768,000. Net unrealized appreciation of investment securities for tax purposes was $24,864,000, consisting of unrealized gains of $240,724,000 on securities that had risen in value since their purchase and $215,860,000 in unrealized losses on securities that had fallen in value since their purchase.

International Explorer Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	50,810	1,449,177	3,543
Temporary Cash Investments	109,102	—	—
Total	159,912	1,449,177	3,543

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Securities ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	-
Net Purchases (Sales)	2,188
Transfers in and/or out of Level 3	1,787
Change in Unrealized Appreciation (Depreciation)	(432)
Balance as of July 31, 2009	3,543

Vanguard Mid-Cap Growth Fund

Schedule of Investments

As of July 31, 2009

Shares	Market Value ($000)
Common Stocks (94.9%)[1]
Consumer Discretionary (19.3%)

*	WMS Industries, Inc.	774,800	28,017
	DeVry, Inc.	548,540	27,284
*	Chipotle Mexican Grill, Inc. Class B	253,700	20,740
*	Dick's Sporting Goods, Inc.	945,700	18,772
*	O'Reilly Automotive, Inc.	428,700	17,431
	Gentex Corp.	975,700	14,606
*	Bed Bath & Beyond, Inc.	368,200	12,795
*	The Warnaco Group, Inc.	274,840	9,985
	Ross Stores, Inc.	215,150	9,486
	Staples, Inc.	433,775	9,118
	Darden Restaurants Inc.	270,675	8,767
*	Kohl's Corp.	173,500	8,423
	BorgWarner, Inc.	251,350	8,342
*	Jarden Corp.	315,797	7,784
	Guess ?, Inc.	259,235	7,536
*	Aeropostale, Inc.	178,725	6,506
	Strayer Education, Inc.	27,303	5,799
*	CarMax, Inc.	254,400	4,104

			225,495
Consumer Staples (1.4%)
*	Hansen Natural Corp.	356,950	11,069
	Church & Dwight, Inc.	97,800	5,768

			16,837
Energy (5.3%)
*	Weatherford International Ltd.	649,525	12,185
*	Southwestern Energy Co.	273,600	11,335
*	Whiting Petroleum Corp.	232,225	10,673
	Cabot Oil & Gas Corp.	264,725	9,300
*	Newfield Exploration Co.	164,800	6,482
	Range Resources Corp.	133,000	6,173
*	Denbury Resources, Inc.	348,700	5,788

			61,936
Exchange-Traded Fund (0.4%)
[2]	Vanguard Mid-Cap ETF	82,700	4,218

Financials (8.1%)
*	Affiliated Managers Group, Inc.	382,490	25,252
	Greenhill & Co., Inc.	144,150	10,857
*	MSCI, Inc. Class A	368,200	10,291
	HCC Insurance Holdings, Inc.	327,500	8,220
*	TD Ameritrade Holding Corp.	443,150	8,216
	TCF Financial Corp.	504,925	7,140
	XL Capital Ltd. Class A	495,850	6,982
	Northern Trust Corp.	112,095	6,704
	Invesco, Ltd.	330,725	6,532

	PartnerRe Ltd.	68,870	4,724

			94,918
Health Care (12.0%)
*,^	IDEXX Laboratories, Inc.	336,502	16,765
*	Illumina, Inc.	367,430	13,279
*	Alexion Pharmaceuticals, Inc.	288,025	12,687
*	Cephalon, Inc.	214,700	12,592
*	Henry Schein, Inc.	237,020	12,178
*	Mettler-Toledo International Inc.	144,650	12,159
*	Express Scripts Inc.	144,370	10,112
*	Thermo Fisher Scientific, Inc.	196,075	8,878
*	Life Technologies Corp.	165,075	7,516
*	Myriad Genetics, Inc.	233,560	6,404
*	AthenaHealth Inc.	169,900	6,276
	Pharmaceutical Product Development, Inc.	277,625	5,766
*	St. Jude Medical, Inc.	148,200	5,589
*	Intuitive Surgical, Inc.	22,170	5,040
*	United Therapeutics Corp.	52,050	4,821

			140,062
Industrials (15.1%)
	Roper Industries Inc.	405,390	19,386
*	FTI Consulting, Inc.	242,037	13,174
	Fastenal Co.	360,107	12,809
*	Iron Mountain, Inc.	405,470	11,844
	The Dun & Bradstreet Corp.	163,497	11,770
*	Stericycle, Inc.	222,690	11,402
^	Ritchie Brothers Auctioneers Inc.	435,800	10,459
*	Ingersoll-Rand PLC	350,325	10,117
*	Geo Group Inc.	545,380	9,806
	Robert Half International, Inc.	362,500	8,986
	Equifax, Inc.	335,575	8,742
*	TransDigm Group, Inc.	215,500	8,252
	Manpower Inc.	167,800	8,046
	J.B. Hunt Transport Services, Inc.	278,540	7,785
*	Kirby Corp.	197,460	7,308
	MSC Industrial Direct Co., Inc. Class A	152,400	5,980
	Precision Castparts Corp.	70,325	5,613
	C.H. Robinson Worldwide Inc.	98,495	5,371

			176,850
Information Technology (26.5%)
*	Cognizant Technology Solutions Corp.	804,460	23,804
*,^	Alliance Data Systems Corp.	464,500	23,689
*	Silicon Laboratories Inc.	505,785	21,663
*	Broadcom Corp.	678,000	19,140
*	Activision Blizzard, Inc.	1,544,253	17,682
*	Juniper Networks, Inc.	671,125	17,536
*	Marvell Technology Group Ltd.	1,100,075	14,675
*	McAfee Inc.	321,675	14,340
*	Nuance Communications, Inc.	1,065,386	14,063
*	VistaPrint Ltd.	302,895	12,494
*	Equinix, Inc.	149,215	12,195
*	MICROS Systems, Inc.	434,197	11,893
*	Concur Technologies, Inc.	343,200	11,837

*	Dolby Laboratories Inc.	280,100	11,661
*	NetApp, Inc.	468,145	10,515
*	Trimble Navigation Ltd.	430,921	10,217
*	Affiliated Computer Services, Inc. Class A	209,125	9,915
	Amphenol Corp. Class A	283,875	9,467
*	ON Semiconductor Corp.	1,247,550	9,107

*	NICE-Systems Ltd. ADR	331,400	9,074
*	Sybase, Inc.	242,925	8,697
*	F5 Networks, Inc.	223,838	8,309
*	BMC Software, Inc.	176,975	6,022
*	Genpact, Ltd.	87,600	1,228

			309,223
Materials (5.3%)
	Ecolab, Inc.	396,610	16,463
	Airgas, Inc.	261,423	11,654
	Ashland, Inc.	337,410	11,182
*	Pactiv Corp.	348,760	8,782
	Steel Dynamics, Inc.	449,045	7,347
	FMC Corp.	133,250	6,481

			61,909
Telecommunication Services (1.5%)
*	SBA Communications Corp.	658,850	17,189

Total Common Stocks (Cost $957,749)			1,108,637

		Coupon
Temporary Cash Investments (6.6%)[1]
Money Market Fund (5.9%)
[3,4]	Vanguard Market Liquidity Fund	0.335%		68,937,538	68,938

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.7%)
[5,6]	Federal Home Loan Bank	0.320%	9/23/09	2,000	1,999
[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	6,000	5,999
					7,998
Total Temporary Cash Investments (Cost $76,929)					76,936
Total Investments (101.5%) (Cost $1,034,678)					1,185,573
Other Assets and Liabilities-Net (-1.5%)[4]					(17,301)
Net Assets (100%)					1,168,272

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $23,057,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 3.5%, respectively, of net assets.

2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $23,882,000 of collateral received for securities on loan.
5	Securities with a value of $7,998,000 have been segregated as initial margin for open futures contracts.
6	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2009, the cost of investment securities for tax purposes was $1,034,678,000. Net unrealized appreciation of investment securities for tax purposes was $150,895,000, consisting of unrealized gains of $162,532,000 on securities that had risen in value since their purchase and $11,637,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Mid-Cap Growth Fund

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400 Index	September 2009	286	17,926	607
S&P MidCap 400 Index	September 2009	37	11,596	1,004
E-mini NASDAQ 100	September 2009	226	7,241	435
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,108,637	—	—
Temporary Cash Investments	68,938	7,998	—
Futures Contracts—Assets[1]	119	—	—
Futures Contracts—Liabilities[1]	(21	—	—
Total	1,177,673	7,998	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Selected Value Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (86.4%)[1]
Consumer Discretionary (18.9%)
	International Game Technology	4,435,900	87,609
	Newell Rubbermaid, Inc.	5,000,000	64,350
	The Stanley Works	1,490,600	59,847
	Advance Auto Parts, Inc.	1,215,100	56,174
*	Hanesbrands Inc.	2,683,400	53,400
^	Royal Caribbean Cruises, Ltd.	3,572,720	51,876
*	GameStop Corp. Class A	2,011,000	44,021
	Family Dollar Stores, Inc.	1,354,200	42,549
	Dillard's Inc.	2,451,900	26,014
	Service Corp. International	2,486,200	15,713

			501,553
Consumer Staples (2.9%)
	Lorillard, Inc.	487,800	35,961
	Reynolds American Inc.	794,000	34,547
	Mead Johnson Nutrition Co.	160,600	5,847

			76,355
Energy (4.6%)
	Murphy Oil Corp.	876,400	51,006
	Spectra Energy Corp.	1,575,700	28,930
	El Paso Corp.	2,628,600	26,444
	Overseas Shipholding Group Inc.	472,900	16,244

			122,624
Financials (21.8%)
	Annaly Capital Management Inc. REIT	4,721,600	79,559
	Capital One Financial Corp.	2,323,800	71,341
	Willis Group Holdings Ltd.	2,076,800	51,754
	Axis Capital Holdings Ltd.	1,746,900	49,717
	PNC Financial Services Group	1,297,212	47,556
	People's United Financial Inc.	2,758,297	44,822
	CNA Financial Corp.	2,312,035	39,420
*	SLM Corp.	4,012,400	35,670
	IPC Holdings Ltd.	1,145,444	33,149
	New York Community Bancorp, Inc.	2,764,500	30,244
	Unum Group	1,517,200	28,478
	Fidelity National Financial, Inc. Class A	1,480,500	21,245
	The Chubb Corp.	419,200	19,359
	XL Capital Ltd. Class A	900,100	12,673
	American National Insurance Co.	140,326	11,093
	Transatlantic Holdings, Inc.	20,000	946

			577,026
Health Care (8.1%)
	Omnicare, Inc.	2,378,900	56,784
	Quest Diagnostics, Inc.	870,700	47,558
*	Coventry Health Care Inc.	1,807,600	41,575
	CIGNA Corp.	1,303,400	37,017

	Cardinal Health, Inc.	915,500	30,486

			213,420
Industrials (12.8%)
	Goodrich Corp.	1,189,400	61,088
	Eaton Corp.	1,058,600	54,962
	L-3 Communications Holdings, Inc.	654,700	49,430
	ITT Industries, Inc.	919,900	45,443
	Air France KLM ADR	2,952,913	37,148
	Ryder System, Inc.	1,050,700	36,911
	Southwest Airlines Co.	2,603,371	20,436
	Avery Dennison Corp.	756,100	20,211
	Pitney Bowes, Inc.	717,200	14,810

			340,439
Information Technology (5.3%)
*	Computer Sciences Corp.	1,337,400	64,423
*	Micron Technology, Inc.	7,518,416	48,043
*	Flextronics International Ltd.	2,978,613	15,846
*	Semiconductor Manufacturing International Corp. ADR	4,626,200	12,259

			140,571
Materials (2.5%)
	Yamana Gold, Inc.	5,256,200	49,881
*	Domtar Corp.	861,316	16,331

			66,212
Utilities (9.5%)
	Pinnacle West Capital Corp.	2,108,059	67,374
	Xcel Energy, Inc.	2,853,900	56,907
	MDU Resources Group, Inc.	2,803,600	56,436
	CenterPoint Energy Inc.	3,633,600	43,785
*	RRI Energy, Inc.	2,846,200	15,227
	NV Energy Inc.	1,035,700	11,910

			251,639
Total Common Stocks (Cost $2,477,637)			2,289,839

		Coupon
Temporary Cash Investments (14.0%)[1]
Money Market Fund (13.5%)
[2,3]	Vanguard Market Liquidity Fund	0.335%		358,591,275	358,591

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.5%)
[4,5]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	3,000	3,000
[4,5]	Federal Home Loan Mortgage Corp.	0.260%	12/22/09	8,000	7,992
[4,5]	Federal National Mortgage Assn.	0.350%	11/12/09	1,500	1,499

					12,491
Total Temporary Cash Investments (Cost $371,080)					371,082
Total Investments (100.4%) (Cost $2,848,717)					2,660,921
Other Assets and Liabilities-Net (-0.4%)[3]					(11,400)
Net Assets (100%)					2,649,521

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,789,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 89.3% and 11.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $1,848,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $12,491,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Selected Value Fund

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $2,848,717,000. Net unrealized depreciation of investment securities for tax purposes was $187,796,000, consisting of unrealized gains of $360,681,000 on securities that had risen in value since their purchase and $548,477,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2009	257	63,248	3,833
E-mini S&P 500 Index	September 2009	258	12,699	810
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Selected Value Fund

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	2,289,839	—	—
Temporary Cash Investments	358,591	12,491	—
Futures Contracts—Assets[1]	168	—	—
Total	2,648,598	12,491	—
1 Represents variation margin on the last day of the reporting period.

Vanguard High Dividend Yield Index Fund

Schedule of Investments

As of July 31, 2009

	Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (7.7%)
McDonald's Corp.	140,543	7,738
Home Depot, Inc.	215,108	5,580
Johnson Controls, Inc.	75,095	1,943
The McGraw-Hill Cos., Inc.	40,459	1,268
VF Corp.	13,921	901
J.C. Penney Co., Inc. (Holding Co.)	28,269	852
Mattel, Inc.	46,212	812
Fortune Brands, Inc.	19,036	753
International Game Technology	37,712	745
Macy's Inc.	53,351	742
Nordstrom, Inc.	27,559	729
H & R Block, Inc.	43,265	722
Genuine Parts Co.	20,239	717
Harley-Davidson, Inc.	29,660	670
CBS Corp.	79,678	653
Darden Restaurants Inc.	17,412	564
Starwood Hotels & Resorts Worldwide, Inc.	23,778	561
Whirlpool Corp.	9,346	534
Garmin Ltd.	19,219	532
Limited Brands, Inc.	41,036	531
Tiffany & Co.	15,731	469
Hasbro, Inc.	17,657	468
D. R. Horton, Inc.	39,846	462
Newell Rubbermaid, Inc.	35,229	453
Virgin Media Inc.	41,662	435
The Stanley Works	9,981	401
Autoliv, Inc.	10,839	388
Leggett & Platt, Inc.	19,827	344
Abercrombie & Fitch Co.	11,124	318
Wyndham Worldwide Corp.	22,651	316
Black & Decker Corp.	7,660	288
American Eagle Outfitters, Inc.	19,677	283
Tupperware Brands Corp.	7,853	268
Snap-On Inc.	7,382	263
Gentex Corp.	17,539	263
Foot Locker, Inc.	19,846	220
Brinker International, Inc.	12,930	215
Choice Hotels International, Inc.	7,625	212
Gannett Co., Inc.	29,355	205
Regal Entertainment Group Class A	16,408	204
Lennar Corp. Class A	16,180	192
Williams-Sonoma, Inc.	13,485	190
Polaris Industries, Inc.	4,186	159
MDC Holdings, Inc.	4,483	158
Jones Apparel Group, Inc.	11,035	152
Pool Corp.	6,256	148
New York Times Co. Class A	18,546	146

Hillenbrand Inc.	7,961	144
Sotheby's	8,713	131
Barnes & Noble, Inc.	5,521	127
Penske Automotive Group Inc.	5,870	121
Bob Evans Farms, Inc.	4,022	117
Cooper Tire & Rubber Co.	7,685	113
Ryland Group, Inc.	5,526	110
Eastman Kodak Co.	34,518	102
The Buckle, Inc.	3,003	93
Dillard's Inc.	8,741	93
OfficeMax, Inc.	9,834	92
Meredith Corp.	3,385	90
Cracker Barrel Old Country Store Inc.	2,901	84
National CineMedia Inc.	5,420	80
American Greetings Corp. Class A	4,725	74
Cato Corp. Class A	3,602	72
The Pep Boys (Manny, Moe & Jack)	6,790	67
Harte-Hanks, Inc.	6,158	67
ArvinMeritor, Inc.	9,027	65
Stage Stores, Inc.	5,014	63
CKE Restaurants Inc.	6,708	59
Superior Industries International, Inc.	3,406	54
NutriSystem, Inc.	3,774	54
Cinemark Holdings Inc.	4,354	48
Ethan Allen Interiors, Inc.	3,552	45
Brown Shoe Co., Inc.	5,559	43
Sonic Automotive, Inc.	3,470	43
Liz Claiborne, Inc.	12,365	39
Ambassadors Group, Inc.	2,501	39
Blyth, Inc.	903	38
Christopher & Banks Corp.	4,821	38
Big 5 Sporting Goods Corp.	2,900	38
Belo Corp. Class A	11,891	34
Modine Manufacturing Co.	4,416	34
The Marcus Corp.	2,498	32
bebe stores, inc.	4,273	31
Oxford Industries, Inc.	2,198	30
Jackson Hewitt Tax Service Inc.	3,520	21
Talbots Inc.	3,143	16
American Axle & Manufacturing Holdings, Inc.	5,431	12
Marine Products Corp.	1,521	9

		37,829
Consumer Staples (11.3%)
The Coca-Cola Co.	294,944	14,700
Philip Morris International Inc.	249,885	11,645
Kraft Foods Inc.	187,517	5,314
Altria Group, Inc.	262,389	4,600
Kimberly-Clark Corp.	52,895	3,092
Sysco Corp.	75,061	1,783
Avon Products, Inc.	54,366	1,760
Kellogg Co.	36,194	1,719
Lorillard, Inc.	21,411	1,578
H.J. Heinz Co.	40,147	1,544
Reynolds American Inc.	27,846	1,212

ConAgra Foods, Inc.	56,955	1,118
The Clorox Co.	17,627	1,075
Sara Lee Corp.	88,625	943
The Hershey Co.	21,398	855
J.M. Smucker Co.	15,065	754
The Pepsi Bottling Group, Inc.	20,452	694
SUPERVALU Inc.	29,236	434
Universal Corp. (VA)	3,222	123
Lancaster Colony Corp.	2,656	121
Herbalife Ltd.	3,159	109
Nu Skin Enterprises, Inc.	5,974	108
Lance, Inc.	4,135	105
Vector Group Ltd.	4,343	64
WD-40 Co.	2,017	61
Weis Markets, Inc.	1,397	46

		55,557
Energy (7.1%)
Chevron Corp.	255,374	17,741
ConocoPhillips Co.	189,916	8,301
Marathon Oil Corp.	89,880	2,899
Spectra Energy Corp.	81,955	1,505
Valero Energy Corp.	70,879	1,276
Diamond Offshore Drilling, Inc.	8,835	794
Sunoco, Inc.	15,001	370
Linn Energy LLC	15,238	341
Southern Union Co.	15,741	305
Patterson-UTI Energy, Inc.	19,684	272
Tesoro Corp.	17,748	232
Nordic American Tanker Shipping Ltd.	5,318	163
Teekay Shipping Corp.	7,007	125
Copano Energy LLC	6,767	123
Overseas Shipholding Group Inc.	3,386	116
Holly Corp.	4,837	103
Ship Finance International Ltd.	7,140	88
Tsakos Energy Navigation Ltd.	3,514	63
General Maritime Corp.	7,473	62
Knightsbridge Tankers Ltd.	2,177	34
Crosstex Energy, Inc.	4,406	17

		34,930
Financials (21.4%)
JPMorgan Chase & Co.	496,968	19,208
Bank of America Corp.	1,000,387	14,796
Wells Fargo & Co.	593,127	14,508
U.S. Bancorp	241,734	4,934
American Express Co.	151,266	4,285
Bank of New York Mellon Corp.	153,091	4,186
MetLife, Inc.	104,270	3,540
The Travelers Cos., Inc.	74,462	3,207
Citigroup Inc.	702,366	2,227
PNC Financial Services Group	58,615	2,149
BB&T Corp.	82,408	1,886
The Allstate Corp.	68,276	1,837
T. Rowe Price Group Inc.	32,617	1,524
Marsh & McLennan Cos., Inc.	66,567	1,359

SunTrust Banks, Inc.	61,262	1,195
Invesco, Ltd.	52,940	1,046
The Principal Financial Group, Inc.	39,644	940
Hudson City Bancorp, Inc.	66,299	932
Ameriprise Financial, Inc.	32,530	904
NYSE Euronext	33,147	893
Fifth Third Bancorp	93,831	891
M & T Bank Corp.	14,750	860
Lincoln National Corp.	38,362	813
People's United Financial Inc.	43,892	713
The Hartford Financial Services Group Inc.	41,364	682
Regions Financial Corp.	146,508	648
XL Capital Ltd. Class A	43,739	616
KeyCorp	101,741	588
Willis Group Holdings Ltd.	21,281	530
Axis Capital Holdings Ltd.	18,100	515
Legg Mason Inc.	18,035	508
Cincinnati Financial Corp.	20,757	501
New York Community Bancorp, Inc.	43,846	480
Comerica, Inc.	19,182	457
Fidelity National Financial, Inc. Class A	29,484	423
Eaton Vance Corp.	14,765	423
Cullen/Frost Bankers, Inc.	7,500	360
First American Corp.	11,753	347
Old Republic International Corp.	30,513	316
Waddell & Reed Financial, Inc.	11,024	313
Arthur J. Gallagher & Co.	12,863	295
Huntington Bancshares Inc.	68,952	282
Marshall & Ilsley Corp.	46,056	278
Aspen Insurance Holdings Ltd.	10,603	264
City National Corp.	6,475	255
Federated Investors, Inc.	9,787	254
First Niagara Financial Group, Inc.	18,974	250
Endurance Specialty Holdings Ltd.	7,265	242
BancorpSouth, Inc.	10,618	239
Bank of Hawaii Corp.	6,125	235
TCF Financial Corp.	16,312	231
Valley National Bancorp	18,113	230
IPC Holdings Ltd.	7,113	206
Greenhill & Co., Inc.	2,662	201
Zions Bancorp	14,754	200
FirstMerit Corp.	10,433	195
Associated Banc-Corp.	16,001	173
Protective Life Corp.	10,910	163
Washington Federal Inc.	11,289	157
Fulton Financial Corp.	22,084	149
Synovus Financial Corp.	41,892	147
Trustmark Corp.	7,357	146
Delphi Financial Group, Inc.	5,608	134
Glacier Bancorp, Inc.	7,913	123
Mercury General Corp.	3,504	123
Astoria Financial Corp.	12,225	119
Park National Corp.	1,786	114
F.N.B. Corp.	14,348	111
Harleysville Group, Inc.	3,553	110

	United Bankshares, Inc.	5,433	110
	Capitol Federal Financial	2,883	106
	Wilmington Trust Corp.	8,655	99
	Erie Indemnity Co. Class A	2,652	99
	NBT Bancorp, Inc.	4,319	99
	CVB Financial Corp.	13,124	99
	Old National Bancorp	8,354	94
	Provident Financial Services Inc.	7,725	91
	Brookline Bancorp, Inc.	7,698	90
	Zenith National Insurance Corp.	3,561	85
	Sterling Bancshares, Inc.	10,217	82
	Webster Financial Corp.	6,857	78
	Umpqua Holdings Corp.	7,795	76
	Whitney Holdings Corp.	8,477	74
	Community Bank System, Inc.	4,064	74
	First Commonwealth Financial Corp.	10,669	71
	Financial Federal Corp.	3,272	66
	Safety Insurance Group, Inc.	2,053	66
	PacWest Bancorp	4,013	65
	Chemical Financial Corp.	2,957	64
	City Holding Co.	1,956	63
	MB Financial, Inc.	4,533	62
	Horace Mann Educators Corp.	5,196	59
	WesBanco, Inc.	3,429	57
	Susquehanna Bancshares, Inc.	10,724	56
	Independent Bank Corp. (MA)	2,624	56
	National Penn Bancshares Inc.	10,923	54
	First Midwest Bancorp, Inc.	6,377	53
	Dime Community Bancshares	4,242	51
	GFI Group Inc.	7,834	51
	Community Trust Bancorp Inc.	1,858	50
	S & T Bancorp, Inc.	3,466	48
	SWS Group, Inc.	3,371	46
	Popular, Inc.	36,369	46
	Oriental Financial Group Inc.	3,252	46
	CIT Group Inc.	49,305	43
	United Fire & Casualty Co.	2,533	43
	Tompkins Trustco, Inc.	946	42
	Renasant Corp.	2,821	42
	Advance America, Cash Advance Centers, Inc.	7,391	41
	First Financial Bancorp	4,703	41
*	United Community Banks, Inc.	5,870	40
	Northwest Bancorp, Inc.	1,877	38
	First BanCorp Puerto Rico	12,030	37
	Calamos Asset Management, Inc.	2,607	36
	OneBeacon Insurance Group Ltd.	3,163	36
	Washington Trust Bancorp, Inc.	1,913	35
	The Phoenix Cos., Inc.	15,428	34
	Sandy Spring Bancorp, Inc.	2,033	33
	Cohen & Steers, Inc.	1,724	32
	Gamco Investors Inc. Class A	688	31
	Flushing Financial Corp.	2,847	30
	First Community Bancshares, Inc.	2,203	30
	Bank Mutual Corp.	2,997	30
	First Busey Corp.	4,345	27

Lakeland Bancorp, Inc.	2,819	26
Baldwin & Lyons, Inc. Class B	1,161	25
Peoples Bancorp, Inc.	1,359	25
Stewart Information Services Corp.	1,567	22
First Merchants Corp.	2,644	21
BGC Partners, Inc.	4,242	19
UCBH Holdings, Inc.	15,798	19
Sterling Bancorp	2,258	18
Sterling Financial Corp.	6,442	18
FBL Financial Group, Inc. Class A	1,666	16
Pacific Capital Bancorp	5,838	12
Central Pacific Financial Co.	3,920	9
Teton Advisors Inc. Class B	11	—

		105,603
Health Care (12.6%)
Johnson & Johnson	353,452	21,522
Pfizer Inc.	858,733	13,680
Merck & Co., Inc.	269,325	8,082
Wyeth	170,852	7,953
Bristol-Myers Squibb Co.	250,488	5,445
Eli Lilly & Co.	146,373	5,107
Quality Systems, Inc.	2,658	146
Brookdale Senior Living Inc.	7,445	80
Landauer, Inc.	1,166	78
Computer Programs and Systems, Inc.	698	27

		62,120
Industrials (13.4%)
General Electric Co.	1,341,857	17,981
3M Co.	89,045	6,279
United Parcel Service, Inc.	87,765	4,716
The Boeing Co.	93,356	4,006
Emerson Electric Co.	96,184	3,499
Caterpillar, Inc.	76,846	3,386
Honeywell International Inc.	94,759	3,288
Illinois Tool Works, Inc.	63,609	2,579
Deere & Co.	53,844	2,355
Northrop Grumman Corp.	41,207	1,837
Tyco International Ltd.	60,487	1,828
Waste Management, Inc.	63,102	1,774
Republic Services, Inc. Class A	48,172	1,281
Ingersoll-Rand PLC	40,449	1,168
Eaton Corp.	20,969	1,089
Dover Corp.	23,731	807
Rockwell Automation, Inc.	17,976	744
Cooper Industries, Inc. Class A	20,749	684
Masco Corp.	45,769	638
Pitney Bowes, Inc.	26,387	545
Textron, Inc.	34,210	460
Avery Dennison Corp.	14,362	384
R.R. Donnelley & Sons Co.	26,008	361
Harsco Corp.	10,183	280
Oshkosh Truck Corp.	9,466	260
The Timken Co.	12,199	249
Hubbell Inc. Class B	6,234	233

Dryships Inc.	32,563	214
Graco, Inc.	7,680	190
Watsco, Inc.	3,146	165
Crane Co.	7,474	159
GATX Corp.	6,086	153
Baldor Electric Co.	5,943	153
Alexander & Baldwin, Inc.	5,207	152
HNI Corp.	5,718	127
Applied Industrial Technology, Inc.	5,301	117
Briggs & Stratton Corp.	6,375	109
ABM Industries Inc.	4,927	104
Deluxe Corp.	6,632	104
Otter Tail Corp.	4,414	103
Healthcare Services Group, Inc.	5,391	101
Genco Shipping and Trading Ltd.	4,096	98
Mine Safety Appliances Co.	3,384	95
The Corporate Executive Board Co.	4,295	81
Barnes Group, Inc.	5,110	72
Knoll, Inc.	6,294	62
Excel Maritime Carriers, Ltd.	6,776	61
McGrath RentCorp	3,059	59
Federal Signal Corp.	6,398	57
Aircastle Ltd.	7,774	56
Seaspan Corp.	7,314	53
Steelcase Inc.	7,104	52
Apogee Enterprises, Inc.	3,406	50
Albany International Corp.	3,562	49
Ennis, Inc.	3,204	47
Kelly Services, Inc. Class A	3,951	46
Eagle Bulk Shipping Inc.	6,182	36
American Ecology Corp.	1,827	30
Bowne & Co., Inc.	3,240	26
Courier Corp.	1,554	26
Vicor Corp.	3,067	24
CDI Corp.	1,899	24
TAL International Group, Inc.	2,076	23
Kimball International, Inc. Class B	3,253	22
Horizon Lines Inc.	3,196	16
Sauer-Danfoss, Inc.	2,006	10
Pacer International, Inc.	3,221	8
The Standard Register Co.	2,048	7

		65,852
Information Technology (5.4%)
Intel Corp.	708,541	13,639
Automatic Data Processing, Inc.	63,904	2,380
Motorola, Inc.	292,029	2,091
Tyco Electronics Ltd.	58,346	1,253
Paychex, Inc.	46,329	1,228
Analog Devices, Inc.	36,959	1,012
Xilinx, Inc.	35,095	761
Linear Technology Corp.	28,236	759
Seagate Technology	62,714	755
KLA-Tencor Corp.	21,583	688
Microchip Technology, Inc.	23,095	622

Jabil Circuit, Inc.	27,033	248
Diebold, Inc.	8,406	233
Intersil Corp.	15,403	221
Molex, Inc.	9,205	164
Cognex Corp.	4,911	81
United Online, Inc.	8,260	76
Technitrol, Inc.	5,541	40
Methode Electronics, Inc. Class A	5,196	39
Electro Rent Corp.	2,416	23
Nam Tai Electronics, Inc.	3,781	17
Agilysys, Inc.	2,634	12

		26,342
Materials (4.8%)
E.I. du Pont de Nemours & Co.	114,530	3,542
Dow Chemical Co.	137,061	2,902
Air Products & Chemicals, Inc.	26,836	2,002
Nucor Corp.	39,945	1,776
Alcoa Inc.	124,113	1,460
PPG Industries, Inc.	21,062	1,158
International Paper Co.	54,761	1,030
Weyerhaeuser Co.	26,723	936
Southern Copper Corp. (U.S. Shares)	32,541	838
Vulcan Materials Co.	15,819	751
United States Steel Corp.	18,317	728
Lubrizol Corp.	8,615	499
Eastman Chemical Co.	9,230	458
Steel Dynamics, Inc.	27,296	447
MeadWestvaco Corp.	21,679	422
International Flavors & Fragrances, Inc.	10,000	353
Bemis Co., Inc.	12,802	337
Sonoco Products Co.	12,688	336
Allegheny Technologies Inc.	12,397	336
Valspar Corp.	12,791	324
Ashland, Inc.	9,370	310
RPM International, Inc.	16,326	261
Commercial Metals Co.	14,227	235
Temple-Inland Inc.	13,532	212
Packaging Corp. of America	9,867	194
Greif Inc. Class A	3,072	158
Sensient Technologies Corp.	6,228	157
Cabot Corp.	8,240	151
Olin Corp.	9,995	138
Huntsman Corp.	22,241	137
Worthington Industries, Inc.	9,930	131
Carpenter Technology Corp.	5,686	106
Titanium Metals Corp.	11,714	98
Arch Chemicals, Inc.	3,232	86
Koppers Holdings, Inc.	2,623	73
A. Schulman Inc.	3,216	69
Schweitzer-Mauduit International, Inc.	2,019	66
Kaiser Aluminum Corp.	1,953	65
Wausau Paper Corp.	6,243	59
Glatfelter	5,541	57
AMCOL International Corp.	2,994	56

Spartech Corp.	4,010	50
Innophos Holdings Inc.	2,152	40
Myers Industries, Inc.	3,546	35
Ferro Corp.	5,448	27

		23,606
Telecommunication Services (7.0%)
AT&T Inc.	756,822	19,851
Verizon Communications Inc.	363,141	11,646
CenturyTel, Inc.	37,638	1,181
Qwest Communications International Inc.	217,224	839
Windstream Corp.	56,002	491
Frontier Communications Corp.	39,380	276
NTELOS Holdings Corp.	4,181	65
Alaska Communications Systems Holdings, Inc.	5,303	39
Iowa Telecommunications Services Inc.	3,128	38
FairPoint Communications, Inc.	11,218	7

		34,433
Utilities (9.3%)
Exelon Corp.	84,073	4,276
Southern Co.	99,675	3,130
FPL Group, Inc.	52,038	2,949
Dominion Resources, Inc.	75,155	2,540
Duke Energy Corp.	163,206	2,526
Public Service Enterprise Group, Inc.	64,786	2,102
Entergy Corp.	24,982	2,007
PG&E Corp.	46,595	1,881
Sempra Energy	31,037	1,627
PPL Corp.	47,905	1,619
FirstEnergy Corp.	38,830	1,600
Progress Energy, Inc.	35,547	1,402
Consolidated Edison Inc.	34,858	1,372
Edison International	41,505	1,341
Xcel Energy, Inc.	58,047	1,157
Constellation Energy Group, Inc.	25,425	730
DTE Energy Co.	20,787	716
Ameren Corp.	26,988	686
EQT Corp.	16,496	633
SCANA Corp.	15,399	544
CenterPoint Energy Inc.	44,163	532
Northeast Utilities	22,237	512
MDU Resources Group, Inc.	23,435	472
NiSource, Inc.	34,840	449
ONEOK, Inc.	13,395	443
NSTAR	13,556	435
National Fuel Gas Co.	10,080	409
Pinnacle West Capital Corp.	12,795	409
Pepco Holdings, Inc.	27,888	401
OGE Energy Corp.	12,209	368
Alliant Energy Corp.	14,006	366
TECO Energy, Inc.	27,014	364
UGI Corp. Holding Co.	13,756	364
AGL Resources Inc.	9,762	328
Integrys Energy Group, Inc.	9,677	327
Atmos Energy Corp.	11,579	315

American Water Works Co., Inc.	15,371	303
Great Plains Energy, Inc.	17,249	275
Westar Energy, Inc.	13,713	270
DPL Inc.	11,068	265
Vectren Corp.	10,358	254
Piedmont Natural Gas, Inc.	9,459	233
Nicor Inc.	5,778	211
WGL Holdings Inc.	6,305	209
Hawaiian Electric Industries Inc.	11,541	206
New Jersey Resources Corp.	5,329	206
Cleco Corp.	7,683	182
Portland General Electric Co.	9,506	181
IDACORP, Inc.	6,070	168
Northwest Natural Gas Co.	3,435	153
Southwest Gas Corp.	5,755	139
South Jersey Industries, Inc.	3,715	137
ALLETE, Inc.	4,270	137
PNM Resources Inc.	11,120	136
Black Hills Corp.	4,905	128
Avista Corp.	6,887	128
UniSource Energy Corp.	4,431	122
NorthWestern Corp.	4,610	112
CH Energy Group, Inc.	1,993	99
UIL Holdings Corp.	3,706	90
American States Water Co.	2,355	86

	Empire District Electric Co.	4,311	79
	Central Vermont Public Service Corp.	1,380	25

			45,866
Total Investments (100.0%) (Cost $537,239)			492,138
Other Assets and Liabilities-Net (0.0%)			168
Net Assets (100%)			492,306

*	Non-income-producing security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2009, the cost of investment securities for tax purposes was $537,239,000. Net unrealized depreciation of investment securities for tax purposes was $45,101,000, consisting of unrealized gains of $22,277,000 on securities that had risen in value since their purchase and $67,378,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.